Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at the beginning of the year	$ 13,005	$ 6,175
Additional obligations	34,414	4,518	$ 37
Assumed through acquisition	29,511	2,003
Accretion expense	2,048	309
Currency translation adjustment	(803)	0
Balance at the end of the year	$ 78,175	$ 13,005	$ 6,175